Goodwill & Other Intangible Assets	12 Months Ended
Feb. 24, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill & Other Intangible Assets	GOODWILL AND OTHER INTANGIBLE ASSETS
A summary of the changes in goodwill during the years ended February 24, 2023 and February 25, 2022, by reportable segment, is as follows:

Goodwill	Americas	International	Total
Balance as of February 26, 2021	$218.1	$—	$218.1
Acquisition (1)	—	25.8	25.8
Currency translation adjustments	(0.2)	(0.9)	(1.1)
Goodwill	244.5	319.8	564.3
Accumulated impairment losses	(26.6)	(294.9)	(321.5)
Balance as of February 25, 2022	$217.9	$24.9	$242.8
Acquisition (1) (2)	36.6	0.2	36.8
Goodwill on divestiture (3)	(0.9)	—	(0.9)
Currency translation adjustments	(0.5)	(1.4)	(1.9)
Reallocation of goodwill (4)	15.2	(15.2)	—
Goodwill	294.9	303.4	598.3
Accumulated impairment losses	(26.6)	(294.9)	(321.5)
Balance as of February 24, 2023	$268.3	$8.5	$276.8
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(1)In 2022, we acquired Viccarbe resulting in a goodwill addition in the International segment. The purchase accounting was finalized in 2023. See Note 19 for additional information.
(2)In 2023, we acquired HALCON resulting in a goodwill addition in the Americas segment. See Note 19 for additional information.
(3)In 2023, we sold a consolidated dealer, resulting in a decrease to goodwill in the Americas segment.
(4)In 2023, we reallocated $15.2 of goodwill from the International segment to the Americas segment corresponding to a portion of the goodwill recognized in the acquisition of Viccarbe. The reallocation was triggered by changes in our management structure and allocation of resources to the Viccarbe business post-acquisition. The amount of the reallocation was based on the relative fair value of the Viccarbe business reported within the Americas segment. We performed an impairment test immediately prior to and subsequent to the reallocation of goodwill to assess for impairment and concluded no impairment existed.
We evaluate goodwill for impairment annually in Q4, or earlier if there is a triggering event that indicates there may be a potential for impairment. See Note 2 for additional information. Based on the results of our annual impairment tests, we concluded that no goodwill impairment existed as of February 24, 2023 and February 25, 2022.
In Q1 2021, we determined that a triggering event occurred which resulted in an interim impairment evaluation of goodwill for each of our reporting units. During Q1 2021, the market price of our Class A Common Stock declined significantly in connection with overall stock market trends related to the global economic impact of the COVID-19 pandemic. The reduction in revenue in Q1 2021 and changes to our forecasted revenue growth rates and expected operating margins related to the economic disruption of the COVID-19 pandemic were also factors that led to the completion of our interim impairment analysis.
As a result of our interim goodwill impairment analysis, we determined that the carrying value of the Orangebox U.K. reporting unit exceeded its fair value, resulting in a $17.6 goodwill impairment charge in Q1 2021. Following the charge, the reporting unit had no remaining goodwill. During Q1 2021, we also tested the recoverability of the Orangebox U.K. long-lived assets (other than goodwill) and concluded that those assets were not impaired.
As of February 24, 2023 and February 25, 2022, other intangible assets and related accumulated amortization consisted of the following:

Other Intangible Assets	February 24, 2023				February 25, 2022
	Weighted Average Useful Life (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets subject to amortization:
Dealer relationships (1) (2)	10.8	$83.8	$27.6	$56.2	$61.4	$20.0	$41.4
Trademarks (1) (2)	8.9	59.6	30.6	29.0	47.4	24.5	22.9
Know-how/designs (1) (2)	9.0	35.5	11.8	23.7	24.2	8.5	15.7
Proprietary technology	9.9	15.8	14.3	1.5	15.8	13.9	1.9
Other (2) (3) (4)	3.8	14.0	13.3	0.7	23.0	19.5	3.5
		208.7	97.6	111.1	171.8	86.4	85.4
Intangible assets not subject to amortization:
Trademarks and other	n/a	0.1	—	0.1	0.1	—	0.1
		$208.8	$97.6	$111.2	$171.9	$86.4	$85.5
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(1)In 2022, we acquired Viccarbe, resulting in an increase of intangible assets in the International segment. See Note 19 for additional information.
(2)In 2023, we acquired HALCON, resulting in an increase of intangible assets in the Americas segment. See Note 19 for additional information.
(3)In 2023, we sold a consolidated dealer, resulting in a decrease of intangible assets in the Americas segment.
(4)In 2023, we wrote off certain fully amortized assets as they were no longer in use, resulting in a decrease of intangible assets in the Americas and International segments.
In 2023, 2022 and 2021, no intangible asset impairment charges were recorded. We recorded amortization expense on intangible assets subject to amortization of $22.8 in 2023, $14.8 in 2022 and $16.3 in 2021. Based on the current amount of intangible assets subject to amortization, the estimated amortization expense for each of the following five years is as follows:

Fiscal Year Ending in February	Amount
2024	$17.1
2025	17.4
2026	17.1
2027	16.9
2028	13.7
$82.2
Future events, such as acquisitions, divestitures or impairments, may cause these amounts to vary.